PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Staff advances and other receivables	$ 265,739	$ 186,950
Prepaid expenses	185,500	192,379
Advances to suppliers	76,461	111,026
Prepaid expenses and other current assets	$ 527,700	$ 490,355